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          T. ROWE PRICE
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          INTERNATIONAL FUNDS, INC.
          Global Government Bond Fund
          Emerging Markets Bond Fund
          Supplement to Prospectus dated May 1, 1996
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          Effective January 1, 1997, the first chart on page 4 of the
          Prospectus will be replaced with the following chart reflecting the extension of the Global Government Bond and Emerging Markets Bond Funds' expense limitations:

                                                Expense
                                Limitation       Ratio      Reimbursement
                                  Period      Limitation        Date

          Global Government  January 1, 1997-    1.20%    December 31, 2000
            Bonda             December 31, 1998
          Emerging Markets   January 1, 1997-    1.25%    December 31, 2000
            Bondb             December 31, 1998

          a The Global Government Bond Fund previously operated under a 1.20% limitation that expired December 31, 1996. The reimbursement period for this limitation extends through December 31, 1998.
          b The Emerging Markets Bond Fund previously operated under a 1.25% limitation that expired December 31, 1996. The reimbursement period for this limitation extends through December 31, 1998.
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          The date of this Supplement is December 30, 1996.
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